Other reserves - Summary of Other Reserves (Detail) - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of reserves within equity [line items]
Beginning balance		£ 1,185.2
Exchange adjustments on foreign currency net investments		(465.2)	£ 1,378.0	£ (275.9)
Gain (loss) on revaluation of available for sale investments		32.1	(93.1)	206.0
Recognition and re measurement of financial instruments		(21.8)	4.9	(59.7)
Share purchases - close period commitments			8.6	82.9
Ending balance		761.7	1,185.2
Capital redemption reserve [member]
Disclosure of reserves within equity [line items]
Beginning balance		2.7	2.7	2.7
Ending balance		2.7	2.7	2.7
Reserve of gains and losses from investments in equity instruments [member]
Disclosure of reserves within equity [line items]
Beginning balance		(247.1)	(225.2)	(246.2)
Recognition and remeasurement of financial instruments		(10.1)	(21.9)	(59.0)
Share purchases - close period commitments				80.0
Ending balance		(257.2)	(247.1)	(225.2)
Revaluation reserve [member]
Disclosure of reserves within equity [line items]
Beginning balance		271.3	364.4	158.4
Gain (loss) on revaluation of available for sale investments		32.1	(93.1)	206.0
Ending balance		303.4	271.3	364.4
Translation reserve [member]
Disclosure of reserves within equity [line items]
Beginning balance		1,158.3	(151.6)	121.3
Exchange adjustments on foreign currency net investments		(445.5)	1,309.9	(272.9)
Ending balance		712.8	1,158.3	(151.6)
Other reserves [member]
Disclosure of reserves within equity [line items]
Beginning balance		1,185.2	(9.7)	36.2
Exchange adjustments on foreign currency net investments	[1]	(445.5)	1,309.9	(272.9)
Gain (loss) on revaluation of available for sale investments	[1]	32.1	(93.1)	206.0
Recognition and re measurement of financial instruments	[1]	(10.1)	(21.9)	(59.0)
Share purchases - close period commitments	[1]			80.0
Ending balance		£ 761.7	£ 1,185.2	£ (9.7)

[1]	Other reserves are analysed in note 27.